Debt - Schedule of Debt Instruments (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term Debt, Net	$ 16,046,000,000	$ 14,209,000,000
Unamortized debt issuance costs	(204,000,000)	(178,000,000)
Current Debt, Working Capital Facility	0	224,000,000
Total Debt, Net	16,046,000,000	14,433,000,000
2021 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 2,006,000,000	2,007,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%
Debt Instrument, Unamortized Premium	$ 6,000,000	7,000,000
2022 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,000,000,000	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%
2023 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,505,000,000	1,506,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%
Debt Instrument, Unamortized Premium	$ 5,000,000	6,000,000
2024 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 2,000,000,000	2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.75%
2025 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 2,000,000,000	2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%
2026 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,500,000,000	1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.875%
2027 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,500,000,000	1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
2028 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,349,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	4.20%
Debt Instrument, Unamortized Discount	$ 1,000,000	0
2037 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 800,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	5.00%
2015 SPL Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 0	314,000,000
2025 CQP Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,500,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	5.25%
2016 CQP Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term Debt, Net	$ 1,090,000,000	2,560,000,000
SPL Working Capital Facility [Member]
Debt Instrument [Line Items]
Current Debt, Working Capital Facility	0	$ 244,000,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,200,000,000.0